Due from Shareholders	9 Months Ended
Sep. 30, 2011
Due from Shareholders
Due from Shareholders

Note 6 - Due from Shareholders

As of September 30, 2011 and December 31, 2010, the Company had outstanding loans to shareholders of $287,863 and $413,703, respectively. These loans are short-term in nature, unsecured and non-interest bearing and payable on demand.